Financial instruments (Detail 21) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 47,321,819	R$ 40,554,354
Financial assets, at fair value	42,635,704	30,149,264
Financial liabilities, at fair value	7,248,466	2,481,610
Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,154,347	17,807,394
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,355,476	8,495,962
Financial Liabilities At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,821,740	26,471,475
Financial liabilities, at fair value	27,179,537	25,405,593
Financial Liabilities At Not Measured Fair Value Through Profit Or Loss Category [Member] | Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,154,348	17,807,394
Financial liabilities, at fair value	16,774,075	16,857,591
Financial Liabilities At Not Measured Fair Value Through Profit Or Loss Category [Member] | Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,355,476	8,495,963
Financial liabilities, at fair value	10,098,587	8,380,224
Financial Liabilities At Not Measured Fair Value Through Profit Or Loss Category [Member] | Other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	311,916	168,118
Financial liabilities, at fair value	306,875	167,778
Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,446,816	1,063,119
Financial Assets At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,446,816	1,063,119
Financial assets, at fair value	2,439,204	1,063,362
Financial Assets At Not Measured Fair Value Through Profit Or Loss Category [Member] | Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,446,816	1,063,119
Financial assets, at fair value	R$ 2,439,204	R$ 1,063,362